Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accrued liability for employee benefits:
Defined benefit pension plans	$ 210	$ 198
Other post-employment benefits	206	208
Other long-term employee benefits and deferred compensation	232	205
Provisions for litigation and other legal matters	0	0
Contingent consideration	160	96
Deferred income	91	86
Other non-current liabilities	40	32
Total provisions and other non-current liabilities	$ 939	$ 825